Organization and Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 2,150	$ 1,500	$ 1,300
Provision Charged to Expense	655	1,122	511
Amounts Written Off	505	472	311
Balance, End of Year	$ 2,300	$ 2,150	$ 1,500